ELFUN INTERNATIONAL EQUITY FUND
Elfun International Equity Fund
Investment Objectives
Long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ELFUN INTERNATIONAL EQUITY FUND Elfun International Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses	ELFUN INTERNATIONAL EQUITY FUND Elfun International Equity Fund
Management Expenses	0.20%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.35%

Expense Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ELFUN INTERNATIONAL EQUITY FUND | Elfun International Equity Fund | USD ($)	36	113	197	443

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
ELFUN INTERNATIONAL EQUITY FUND | Elfun International Equity Fund | USD ($)	36	113	197	443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily (meaning at least 65%) in companies located in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., at least 50% of its assets are located outside the U.S. or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices they believe do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in securities of foreign (non-U.S.) companies representing at least three different countries. In seeking to achieve the Fund’s investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:
  low valuation relative to their long term cash earnings potential potential for significant improvement in the company’s business financial strength (favorable debt ratios and other financial characteristics)
  sufficient liquidity
  large or medium capitalization (meaning companies with market capitalizations of $2 billion or more)
The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the U.S. The portfolio managers may also use various types of derivative instruments (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.
Principal Risks
The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. The risk of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental intervention also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivative instrument contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although in recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve recently raised interest rates slightly. It is possible there will be less governmental action in the future to maintain low interest rates or that action will be taken to raise interest rates further. Changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund’s performance.

Derivative Instruments Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivative instruments not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative instrument may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivative instruments more costly, may limit the availability of derivative instruments, or may otherwise adversely affect the use, value or performance of derivative instruments.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.
Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.
Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were: Highest 24.82% (quarter ended June 30, 2009) Lowest -22.85% (quarter ended December 31, 2008)
Average Annual Total Returns (%) (for the periods ended December 31, 2015)
Average Annual Total Returns - ELFUN INTERNATIONAL EQUITY FUND	1 Year	5 Years	10 Years
Elfun International Equity Fund	(0.18%)	2.67%	2.99%
Elfun International Equity Fund | Return After Taxes on Distributions	(0.44%)	2.26%	2.40%
Elfun International Equity Fund | Return After Taxes on Distributions and Sale of Fund Units	0.43%	2.15%	2.69%
MSCI EAFE Index (does not reflect fees, expenses or taxes)	(0.81%)	3.61%	3.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund units through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.